Long-Term Incentive Plans - Summary of Information Regarding Restricted Common Unit Awards (Detail) (Restricted Stock [Member], USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted common shares outstanding, Number of Units, Beginning Balance
Granted, Number of Units	1,068,422
Forfeited, Number of Units	(9,211)
Restricted common shares outstanding, Number of Units, Ending Balance	1,059,211
Restricted common shares outstanding, Weighted-Average Grant Date Fair Value Per Unit, Beginning Balance
Granted, Weighted-Average Grant Date Fair Value Per Unit	$ 19.00
Forfeited, Weighted-Average Grant Date Fair Value Per Unit	$ 19.00
Restricted common shares outstanding, Weighted-Average Grant Date Fair Value Per Unit, Ending Balance	$ 19.00
MEMP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted common shares outstanding, Number of Units, Beginning Balance	706,927	285,609
Granted, Number of Units	684,954	524,718	287,943
Forfeited, Number of Units	(36,112)	(11,734)	(2,334)
Vested, Number of Units	(260,067)	(91,666)
Restricted common shares outstanding, Number of Units, Ending Balance	1,095,702	706,927	285,609
Restricted common shares outstanding, Weighted-Average Grant Date Fair Value Per Unit, Beginning Balance	$ 18.62	$ 18.08
Granted, Weighted-Average Grant Date Fair Value Per Unit	$ 22.39	$ 18.83	$ 18.07
Forfeited, Weighted-Average Grant Date Fair Value Per Unit	$ 20.43	$ 17.24	$ 17.14
Vested, Weighted-Average Grant Date Fair Value Per Unit	$ 18.56	$ 18.31
Restricted common shares outstanding, Weighted-Average Grant Date Fair Value Per Unit, Ending Balance	$ 20.93	$ 18.62	$ 18.08